UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (90.9%)(a)
			Shares	Value

Air freight and logistics (0.9%)

Kerry Logistics Network, Ltd. (Hong Kong)			53,000	$82,445

				82,445
Airlines (0.7%)

Cathay Pacific Airways, Ltd. (Hong Kong)			25,000	59,102

				59,102
Auto components (0.7%)

Apollo Tyres, Ltd. (India)			18,946	59,811

Superalloy Industrial Co., Ltd. (Taiwan)			1,612	5,253

				65,064
Automobiles (1.2%)

Tata Motors, Ltd. (India)			17,373	103,991

				103,991
Banks (12.2%)

Axis Bank, Ltd. (India)			9,071	81,086

Bank of China, Ltd. (China)			231,000	126,238

China Construction Bank Corp. (China)			241,000	196,240

CTBC Financial Holding Co., Ltd. (Taiwan)			252,993	183,549

DBS Group Holdings, Ltd. (Singapore)			5,000	73,956

Federal Bank, Ltd. (India)			62,531	66,027

King's Town Bank Co., Ltd. (Taiwan)			163,000	136,160

United Overseas Bank, Ltd. (Singapore)			14,000	227,668

				1,090,924
Capital markets (2.5%)

BGP Holdings PLC (Malta)(F)			132,965	146

China Cinda Asset Management Co., Ltd. (China)(NON)			194,000	86,402

Macquarie Korea Infrastructure Fund (South Korea)			8,665	58,494

Mirae Asset Securities Co., Ltd. (South Korea)			2,029	75,941

Yuanta Financial Holding Co., Ltd. (Taiwan)			1	—

				220,983
Chemicals (2.4%)

AK Holdings, Inc. (South Korea)			850	66,998

LG Chemical, Ltd. (South Korea)			332	70,788

Soulbrain Co., Ltd. (South Korea)			2,143	77,563

				215,349
Commercial services and supplies (0.8%)

Cleanaway Co., Ltd. (Taiwan)			15,000	72,249

				72,249
Construction and engineering (1.6%)

China Singyes Solar Technologies Holdings, Ltd. (China)			62,000	61,810

Concord New Energy Group, Ltd. (China)(NON)			1,220,000	77,503

				139,313
Construction materials (0.8%)

Siam Cement PCL (The) NVDR (Thailand)			5,100	76,053

				76,053
Consumer finance (0.5%)

Shriram Transport Finance Co., Ltd. (India)			3,528	49,213

				49,213
Diversified financial services (1.2%)

Chailease Holding Co., Ltd. (Taiwan)			51,376	106,953

				106,953
Diversified telecommunication services (0.9%)

PCCW, Ltd. (Hong Kong)			138,564	82,767

				82,767
Electrical equipment (0.7%)

Jiangnan Group, Ltd. (China)			258,000	66,223

				66,223
Electronic equipment, instruments, and components (2.4%)

Fabrinet (Thailand)(NON)			3,369	62,529

Hollysys Automation Technologies, Ltd. (China)			4,339	92,334

Wasion Group Holdings, Ltd. (Hong Kong)			46,000	60,609

				215,472
Food and staples retail (1.2%)

Puregold Price Club, Inc. (Philippines)			136,800	110,675

				110,675
Food products (0.9%)

WH Group, Ltd. 144A (Hong Kong)(NON)			129,500	82,960

				82,960
Health-care providers and services (0.6%)

CHC Healthcare Group (Taiwan)			37,000	55,043

				55,043
Hotels, restaurants, and leisure (0.9%)

Modetour Network, Inc. (South Korea)			2,502	83,504

				83,504
Household durables (1.9%)

Skyworth Digital Holdings, Ltd. (China)			102,000	78,353

Techtronic Industries Co., Ltd. (Hong Kong)			26,500	93,955

				172,308
Household products (1.3%)

LG Household & Health Care, Ltd. (South Korea)			162	117,425

				117,425
Independent power and renewable electricity producers (3.6%)

China Resources Power Holdings Co., Ltd. (China)			42,000	107,685

First Gen Corp. (Philippines)			165,100	93,281

Glow Energy PCL (Thailand)			18,100	45,834

Huadian Fuxin Energy Corp, Ltd. (China)			172,000	74,710

				321,510
Industrial conglomerates (1.1%)

JG Summit Holdings, Inc. (Philippines)			60,670	96,113

				96,113
Insurance (6.4%)

AIA Group, Ltd. (Hong Kong)			51,200	333,296

Cathay Financial Holding Co., Ltd. (Taiwan)			77,000	124,346

Hanwha Life Insurance Co., Ltd. (South Korea)			16,559	117,381

				575,023
Internet and catalog retail (1.0%)

Ctrip.com International, Ltd. ADR (China)(NON)			1,056	75,588

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	13,260

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				88,851
Internet software and services (6.1%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			859	67,294

Baidu, Inc. ADR (China)(NON)			1,097	189,408

NetEase, Inc. ADR (China)			727	100,784

Tencent Holdings, Ltd. (China)			10,300	191,852

				549,338
IT Services (1.4%)

HCL Technologies, Ltd. (India)			8,004	124,981

				124,981
Machinery (1.1%)

EVA Precision Industrial Holdings, Ltd. (Hong Kong)			332,000	95,550

				95,550
Media (4.5%)

CJ Hellovision Co., Ltd. (South Korea)			7,139	78,491

Dish TV India, Ltd. (India)(NON)			45,951	83,163

Eros International Media, Ltd. (India)(NON)			8,483	77,713

Television Broadcasts, Ltd. (Hong Kong)			12,200	64,493

Zee Entertainment Enterprises, Ltd. (India)			15,448	96,022

				399,882
Metals and mining (1.2%)

Hindustan Zinc, Ltd. (India)(NON)			23,523	57,661

Vale Indonesia Tbk PT (Indonesia)			349,900	50,659

				108,320
Multiline retail (1.9%)

Hyundai Department Store Co., Ltd. (South Korea)			518	64,738

Poya International Co., Ltd. (Taiwan)			9,000	101,667

				166,405
Oil, gas, and consumable fuels (0.9%)

Bharat Petroleum Corp., Ltd. (India)			5,710	82,524

				82,524
Pharmaceuticals (1.9%)

Aurobindo Pharma, Ltd. (India)			9,062	107,812

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)			390,000	58,736

				166,548
Real estate management and development (3.5%)

China Overseas Land & Investment, Ltd. (China)			34,000	107,133

China Resources Land, Ltd. (China)			28,000	78,132

Kawasan Industri Jababeka Tbk PT (Indonesia)(NON)			3,479,286	66,684

KWG Property Holding, Ltd. (China)			84,000	62,735

				314,684
Semiconductors and semiconductor equipment (4.5%)

SK Hynix, Inc. (South Korea)			2,964	93,695

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			70,000	307,454

				401,149
Software (0.9%)

NCSoft Corp. (South Korea)			426	79,754

				79,754
Technology hardware, storage, and peripherals (7.5%)

Casetek Holdings, Ltd. (Taiwan)			11,000	62,292

Lenovo Group, Ltd. (China)			52,000	56,318

Samsung Electronics Co., Ltd. (South Korea)			501	503,373

TCL Communication Technology Holdings, Ltd. (China)			71,000	55,197

				677,180
Textiles, apparel, and luxury goods (0.8%)

ANTA Sports Products, Ltd. (China)			27,000	69,373

				69,373
Transportation infrastructure (0.8%)

Adani Ports & Special Economic Zone, Ltd. (India)			14,837	75,417

				75,417
Water utilities (1.6%)

China Water Affairs Group, Ltd. (China)			122,000	59,371

Sound Global, Ltd. (China)(F)(NON)			119,000	86,817

				146,188
Wireless telecommunication services (3.9%)

China Mobile, Ltd. (China)			19,500	253,922

Idea Cellular, Ltd. (India)			36,858	99,640

				353,562

Total common stocks (cost $8,054,500)				$8,160,368

WARRANTS (4.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)	4/16/16	$0.00	59,600	$66,801

Daqin Railway Co., Ltd. 144A (China)	3/31/16	0.00	52	86

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	22,300	80,119

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	33,600	60,494

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	23,300	96,544

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/29/17	0.00	24,700	76,928

Total warrants (cost $424,542)				$380,972

INVESTMENT COMPANIES (1.1%)(a)
			Shares	Value

Market Vectors Vietnam ETF (Vietnam)			5,309	$97,526

Total investment companies (cost $101,395)				$97,526

SHORT-TERM INVESTMENTS (1.9%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.11%(AFF)			168,387	$168,387

Total short-term investments (cost $168,387)				$168,387

TOTAL INVESTMENTS

Total investments (cost $8,748,824)(b)				$8,807,253

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,978,202.
(b)	The aggregate identified cost on a tax basis is $8,815,432, resulting in gross unrealized appreciation and depreciation of $732,259 and $740,438, respectively, or net unrealized depreciation of $8,179.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $13,263, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$323,549	$781,179	$936,341	$39	$168,387
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $17,138 to cover the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	32.5%
	South Korea	16.9
	India	13.2
	Taiwan	13.1
	Hong Kong	10.9
	Singapore	3.4
	Philippines	3.4
	Thailand	2.1
	United States	1.9
	Indonesia	1.3
	Vietnam	1.1
	Brazil	.2

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$75,588	$1,060,527	$13,263
Consumer staples	—	311,060	—
Energy	—	82,524	—
Financials	—	2,357,634	146
Health care	—	221,591	—
Industrials	—	686,412	—
Information technology	512,349	1,535,525	—
Materials	—	399,722	—
Telecommunication services	—	436,329	—
Utilities	45,834	421,864	—
Total common stocks	633,771	7,513,188	13,409
Investment companies	97,526	—	—
Warrants	—	380,972	—
Short-term investments	168,387	—	—

Totals by level	$899,684	$7,894,160	$13,409

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$380,972	$—

Total	$380,972	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		150,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015